Schedule of General and Administration Costs (Details)		1 Months Ended	12 Months Ended				13 Months Ended
	Aug. 01, 2019 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CAD ($)	Aug. 01, 2019 CAD ($)	Aug. 31, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Consulting (Note 10)			$ 34,632	$ 46,238			$ 98,585
Amortization			15,256	15,255
Professional fees			114,278	34,188			34,188
Rent		$ 8,600
Wages and salaries (Note 10)			617,733	440,627			$ 228,684
General and administration costs	$ 1,013,000		3,689,776	1,511,915	$ 1,857,465	$ 1,244,471
General And Administration Costs [Member]
IfrsStatementLineItems [Line Items]
Consulting (Note 10)	279,153		313,366	157,688
NASDAQ uplisting expenses			1,490,427
Insurance	13,024		318,034	15,476
Amortization	15,257		15,254	15,255
Professional fees	235,832		1,047,395	858,001
Regulatory, filing and transfer agent fees	43,044		57,935	39,981
Rent	12,679		11,939	21,023
Shareholder communications	275,328		196,257	108,013
Travel	39,156		15,799	2,122
Wages and salaries (Note 10)	55,651		179,166	202,751
Other	43,876		44,204	91,605
General and administration costs	$ 1,013,000		$ 3,689,776	$ 1,511,915